As filed with the Securities and Exchange Commission on April 17, 2002.

                                                      Registration No. 333-69803


                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      [ ] Pre-Effective Amendment No. __ [X] Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)


Exact Name of Registrant as Specified in Charter:

                            THE CATHOLIC FUNDS, INC.

Area Code and Telephone Number:  (414) 278-6550

Address of Principal Executive Offices (Number, Street, City, State, Zip Code):

                             1100 West Wells Street
                           Milwaukee, Wisconsin 53233

 Name and Address of Agent for Service:               With a copy to:
 Theodore F. Zimmer, Esq.                             Fredrick G. Lautz, Esq.
 The Catholic Funds, Inc.                             Quarles & Brady LLP
 1100 West Wells Street                               411 East Wisconsin Avenue
 Milwaukee, Wisconsin 53233                           Milwaukee, Wisconsin 53202

     Approximate Date of Proposed Public Offering: The Registrant commenced mailing of the Proxy Statements/Prospectuses included as parts of this Registration Statement on March 1, 2002, the date on which this Registration Statement was declared effective. The Registrant's offer and issuance of the common stock registered in this Registration Statement was completed on April 2, 2002 in connection with the consummation of the Reorganizations described in this Registration Statement. This Post-Effective Amendment is being filed solely for the purpose of including as Exhibits to this Registration Statement the final tax opinions rendered to the Registrant by its outside legal counsel in connection with the closing of those Reorganizations.

     Title of Securities Being Registered: Shares of Class A Common Stock, par value $0.001 per share, of The Catholic Equity Fund, a series of the Registrant.

     The Registrant has previously registered an indefinite number of its shares of common stock, par value $0.001 per share, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is due in reliance on Section 24(f).

Part A - Information Required in the Prospectus

     The following Proxy Statements/Prospectuses are hereby incorporated by reference from the Registrant's Registration Statement on Form N-14 (Registration No. 333-69803) as filed with the Commission on January 30, 2002 and declared effective on March 1, 2002:

     o    The Proxy  Statement/Prospectus of The Catholic Equity Income Fund and
          The  Catholic  Equity  Fund,  respectively,   each  a  series  of  the
          Registrant;

     o The Proxy Statement/Prospectus of The Catholic Large-Cap Growth Fund and The Catholic Equity Fund, respectively, each a series of the Registrant; and

     o The Proxy Statement/Prospectus of The Catholic Disciplined Capital Appreciation Fund and The Catholic Equity Fund, respectively, each a series of the Registrant.

Part B - Information Required in a Statement of Additional Information

     The Statement of Additional Information for the reorganizations of each of The Catholic Equity Income Fund, The Catholic Large-Cap Growth Fund and The Catholic Disciplined Capital Appreciation Fund (each a series of the Registrant) with and into The Catholic Equity Fund (another series of the Registrant) is hereby incorporated by reference from the Registrant's Registration Statement on Form N-14 (Registration No. 333-69803) as filed with the Commission on January 30, 2002 and declared effective on March 1, 2002.

Part C - Other Information

     The information required in this part is incorporated by reference from Part C of the Registrant's Registration Statement on Form N-14 (Registration No. 333-69803) as filed with the Commission on January 30, 2002 and declared effective on March 1, 2002, with the exception that Item 16 is set forth below and the required Signature Page follows.

Item 16.          Exhibits

     See the Exhibit Index following the Signature Page of this Registration Statement, which Index is incorporated herein by this reference.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Milwaukee, State of Wisconsin on this 15th day of April, 2002.

                                       THE CATHOLIC FUNDS, INC.


                                       By:      /s/ Theodore F. Zimmer
                                                --------------------------------
                                                Theodore F. Zimmer, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed on this 15th day of April, 2002, by the following persons in the capacities indicated.

                  Signature                                   Title

/s/ Theodore F. Zimmer                    President (Chief Executive Officer)
------------------------------------
Theodore F. Zimmer

/s/ Daniel J. Steininger                  Chairman of the Board and Director
------------------------------------
Daniel J. Steininger

/s/ Allan G. Lorge                        Vice President and Secretary, Director
-------------------------------------
Allan G. Lorge

/s/ Russell J. Kafka                      Treasurer (Chief Financial Officer)
-------------------------------------
Russell J. Kafka

/s/ Mark K. Forbord                       Principal Accounting Officer
-------------------------------------
Mark K. Forbord

Thomas A. Bausch*                         Director
------------------------------------
Thomas A. Bausch

J. Michael Borden*                        Director
-------------------------------------
J. Michael Borden

Daniel R. Doucette*                       Director
-------------------------------------
Daniel R. Doucette

Thomas J. Munninghoff*                    Director
------------------------------------
Thomas J. Munninghoff

Conrad L. Sobczak*                        Director
-------------------------------------
Conrad L. Sobczak


*By:     /s/ Theodore F. Zimmer
         --------------------------------------------
         Theodore F. Zimmer, pursuant to a Power
         of Attorney dated December 17, 2001,
         a copy of which is filed herewith as Exhibit 16

                                  EXHIBIT INDEX

                      Previously Filed and Incorporated By
                                 Reference From

Exhibit No.              Description                    Filing            Date Filed           Filed Herewith
-----------              -----------                    ------            ----------           --------------
(1)(a)         Articles of Incorporation        Registrant's Initial       12/28/98
               Registration Statement
                                                on Form N-1A (1933 Act
                                                Reg. No. 333-69803;
                                                1940 Act File No.
                                                811-09177) ("Form
                                                N-1A")
(1)(b)         Articles of Amendment changing   Pre-Effective               4/28/99
               name to The Catholic Funds,      Amendment No. 1 to
               Inc.                             Form N-1A
(1)(c)         Most Recent Articles             Post-Effective              1/9/02
               Supplementary                    Amendment No. 4 to
                                                Form N-1A
(2)            Bylaws                           Initial Registration       12/28/98
                                                on Form N-1A
(3)            Not applicable
(4)(a)         Plan of Reorganization and       Registrant's Initial        1/30/02
               Liquidation with respect to      Registration Statement
               The Catholic Equity Income Fund  on Form N-14 (Reg. No.
                                                333-69803)
(4)(b)         Plan of Reorganization and       Registrant's Initial        1/30/02
               Liquidation with respect to      Registration Statement
               The Catholic Large-Cap Growth    on Form N-14 (Reg. No.
               Fund                             333-69803)
(4)(c)         Plan of Reorganization and       Registrant's Initial        1/30/02
               Liquidation with respect to      Registration Statement
               The Catholic Disciplined         on Form N-14 (Reg. No.
               Capital Appreciation Fund        333-69803)
(5)            Not Applicable
(6)(a)         Investment Advisory Agreement    Pre-Effective               4/28/99
               with Catholic Financial          Amendment No. 1 to
               Services Corporation             Form N-1A
(6)(b)         Amendment to Add The Catholic    Post-Effective              3/20/02
               Equity Fund                      Amendment No. 6 to
                                                Form N-1A
(6)(c)         Sub-Advisory Agreement with      Post-Effective              3/20/02
               Mellon Equity Associates, LLP    Amendment No. 6 to
               for The Catholic Equity Fund     Form N-1A
(7)            Distribution Agreement           Initial Registration       12/28/98
                                                on Form N-1A
(8)            Not Applicable
(9)            Custodian Servicing Agreement    Pre-Effective               4/28/99
                                                Amendment No. 1 to
                                                Form N-1A
(10)(a)        Rule 12b-1 Plan                  Post-Effective              1/9/02
                                                Amendment No. 4 to
                                                Form N-1A
(10)(b)        Multi-Class Plan Pursuant to     Post-Effective              1/9/02
               Rule 18f-3                       Amendment No. 4 to
                                                Form N-1A
(11)           Opinion as to legality of        Initial Registration        1/30/02
               shares offered hereby,           Statement on Form N-14
               including consent of counsel     (Reg. No. 333-69803)
(12)(a)        Tax Opinion and Consent of                                     *
               Counsel regarding the
               Reorganization of The Catholic
               Equity Income Fund
(12)(b)        Tax Opinion and Consent of                                     *
               Counsel regarding the
               Reorganization of The Catholic
               Large-Cap Growth Fund
(12)(c)        Tax Opinion and Consent of                                     *
               Counsel regarding the
               Reorganization of The Catholic
               Disciplined Capital
               Appreciation Fund
(13)(a)        Transfer Agent Servicing         Pre-Effective               4/28/99
               Agreement                        Amendment No. 1 to
                                                Form N-1A
(13)(b)        Fund Accounting Servicing        Pre-Effective               4/28/99
               Agreement                        Amendment No. 1 to
                                                Form N-1A
(13)(c)        Fulfillment Servicing Agreement  Pre-Effective               4/28/99
                                                Amendment No. 1 to
                                                Form N-1A
(14)           Consent of Independent Public    Initial Registration        1/30/02
               Accountants                      Statement on Form N-14
                                                (Reg. No. 333-69803)
(15)           Not Applicable
(16)           Power of Attorney                Initial Registration        1/30/02
                      Statement on Form N-14
                                                (Reg. No. 333-69803)
(17)           None

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